Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - Not Designated as Hedging Instrument [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 808	¥ (255)	¥ (137)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	244	262	30
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	368	(217)	(51)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	149	(255)	(105)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	2	(6)	3
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	12	5	(6)
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	33	(44)	(8)
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	374	(218)	(53)
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	368	(217)	(51)
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	6	(1)	(2)
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	434	(37)	(84)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	244	262	30
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	149	(255)	(105)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	2	(6)	3
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	12	5	(6)
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 27	¥ (43)	¥ (6)